Related Parties	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Parties
Related Parties

8. Related Parties

Consulting Agreements

During the three months ended March 31, 2023 and 2022, respectively, the Company paid $0 and $61,463, respectively, to Mr. Reinhard Vogt, a former Director of the Company, and his affiliate which provided consulting services. The Company’s consulting agreement with Mr. Reinhard Vogt and his affiliate was terminated on April 1, 2022.

11. Related Parties

Consulting Agreement

The Company’s consulting agreement with Mr. Joseph G. Cremonese, a Director of the Company, and his affiliate which provided consulting services on product development, expired on December 31, 2021. The agreement provided that the consultant be paid a monthly retainer fee of $9,000, plus a grant of 20,000 options which were awarded during the year ended June 30, 2020. Consulting expense related to this agreement amounted to $0 and $55,200, for the six months ended December 31, 2022 and 2021 (unaudited) and $55,200 and $108,000 for the years ended June 30, 2022 and 2021, respectively.

The Company’s consulting agreement with Mr. Reinhard Vogt, a former Director of the Company, and his affiliate which provided consulting services was terminated on April 1, 2022. The agreement provided that the consultant be paid a monthly retainer fee of 12,500 euros. The Company paid fees of $0 and $88,500 for the six months ended December 31, 2022 and 2021 (unaudited), respectively and $215,700 and $966,600 for the years ended June 30, 2022 and 2021, respectively. For the year ended June 30, 2021, fees included consulting fees of $207,900 and 125,000 stock options valued at $758,700 on the grant date using the Black-Scholes-Merton option pricing model.